SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current	$ (257)	$ 1,489
Deferred	(452)	122
Total tax expense	$ (709)	$ 1,611